Note 2 - Basic and Diluted Net Loss per Common Share (Q2) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2014	2013
Convertible debt	22,401,050	16,666,666
Stock options	4,305,110	4,506,775
Warrants	1,880,620	1,880,620
Restricted stock	1,387,752	207,902
Total anti-dilutive securities	29,974,532	23,261,963

	March 31,
	2014	2013
Convertible debt	20,599,250	14,166,667
Stock options	4,377,874	5,780,608
Warrants	1,880,620	1,880,620
Restricted stock	1,325,402	122,044
Total anti-dilutive securities	28,183,146	21,949,939